Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ADJUSTABLE RATE SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2017